Senior Notes (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument, Unamortized Discount (Premium), Net
Gain or Loss on Senior Convertible Notes		$ (89,000)	$ 485,000	$ 145,050,000
Senior note principal amount	300,000,000
Senior Notes, Covenant Compliance		The Company was in compliance with these covenants at December 31, 2011.
Senior Notes (Textual) [Abstract]
Senior note interest rate	4.75%
Senior Notes maturity date	Apr. 01, 2018
Discount rate of Senior notes	99.315%
Redemption of notes		100% of the principal amount plus accrued and unpaid interest
Debt instrument - impact of convertible debt accretion		100,000	4,900,000	20,900,000
Interest coupon rates		5.90%	5.90%
Notes Issued to be redeemed at maturity		82,200,000
Redeemable prior to maturity		223,500,000
Notes issued subsequent period		2,000,000,000
Redemption Period		within90 days of the maturity date
Senior Convertible Notes 2010 [Member]
Debt Instrument, Unamortized Discount (Premium), Net
Purchase of options		0
Senior Convertible Notes Due 2012 [Member]
Debt Instrument, Unamortized Discount (Premium), Net
Remaining amortization periods for debt discount		3
Senior Notes (Textual) [Abstract]
Senior Notes maturity date		Mar. 01, 2012
Interest coupon rates		3.00%
Senior Convertible Notes Due 2040 [Member]
Debt Instrument, Unamortized Discount (Premium), Net
Remaining amortization periods for debt discount		46
Senior Notes (Textual) [Abstract]
Senior Notes maturity date		Nov. 01, 2040
Interest coupon rates		1.75%
Unsecured Debt [Member]
Debt Instrument, Unamortized Discount (Premium), Net
Aggregate Extinguishment of Debt, Amount		36,100,000	259,100,000	816,200,000
Gain or Loss on Senior Convertible Notes		100,000	100,000	145,100,000
Senior Notes, Covenant Compliance		The Company was in compliance with all of the financial and other covenants at December 31, 2011
Senior Convertible Notes [Member]
Debt Instrument, Unamortized Discount (Premium), Net
Aggregate Extinguishment of Debt, Amount		19,400,000	140,600,000	404,800,000
Senior note principal amount		$ 529,509,000	$ 637,626,000